Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at June 30, 2013, and December 31, 2012:

	June 30, 2013	December 31, 2012

Raw materials	$118,765	$158,316

Work in process	156,741	179,314

Finished goods	241,538	157,856

Inventories, net	$517,044	$495,486

NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Raw materials	$158,316	$167,765

Work in process	179,314	191,450

Finished goods	157,856	385,793

Inventories, net	$495,486	$745,008